Acquisition Costs (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
IfrsStatementLineItems [Line Items]
Acquisition costs	$ 126,202
Warrants issued	2,148,177
Fair value of vested warrants	$ 77,014
Letter Of Intent [Member]
IfrsStatementLineItems [Line Items]
Property and other assets for aggregate consideration	3,000,000
Acquisition costs	$ 49,188